Stockholder's Equity (Details Textuals) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended		9 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jul. 31, 2003 Series D Preferred Stock [Member]	Sep. 30, 2010 Series E Preferred Stock [Member]	Dec. 31, 2010 Series E Preferred Stock [Member]	Sep. 30, 2004 Series F Preferred Stock [Member]	Feb. 25, 2011 Series F Preferred Stock [Member]	Sep. 30, 2010 Series G Preferred Stock [Member]	Dec. 31, 2009 Series G Preferred Stock [Member]	Dec. 31, 2008 Series G Preferred Stock [Member]	Sep. 30, 2010 Series H Preferred Stock [Member]	Dec. 31, 2010 Series H Preferred Stock [Member]	Dec. 31, 2010 Other Equity	Dec. 31, 2009 Other Equity	Dec. 31, 2008 Other Equity
Stockholders Equity (Textuals) [Abstract]
Preferred Stock, per share	$ 1.00	$ 1
Common stock, per share	$ 1.00	$ 1
Cumulative Convertible Preferred Stock, Converted Into common Stock						349,854			394,200	41,600	1,362,887	74,380
Common stock issued on conversion of preferred stock					56,935				282,078	29,771	975,397
Cumulative Convertible Preferred Stock, Outstanding	11,349,854	11,474,093				0			5,513	399,713	441,313
Other equity	$ 1,634	$ 1,629	$ 1,503											$ 1,634	$ 1,629	$ 1,503
Liquidation value per preferred share				$ 25.00				$ 25.00					$ 25.00
Preferred stock dividend percentage				7.875%			7.625%						6.00%
Shares issued through public offering				4,000,000			7,000,000